Note 3 - Securities (Details) - Gross Unrealized Gains and Losses on Available-For-Sale Securities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 2,277,768	$ 5,689,766
Available-for-sale securities gross unrealized losses	4,335,655	87,701
US Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains		68,479
Available-for-sale securities gross unrealized losses	304,301	3,230
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,113,422	2,863,159
Available-for-sale securities gross unrealized losses	1,158,070	66,701
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	1,164,346	2,732,160
Available-for-sale securities gross unrealized losses	2,856,432	17,770
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains		25,968
Available-for-sale securities gross unrealized losses	$ 16,852